Cost Method Investments	12 Months Ended
Dec. 31, 2022
Cost Method Investments [Abstract]
Cost method investments

Note 11 — Cost method investments

Cost method investments consist of the following:

	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	—	1,460,484	209,701
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,461,247
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	157,942
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	86,150
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	86,150
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,000,000	51,600,000	7,408,896
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	28,717
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,206,099
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	172,300
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	559,975
2.55% Investment (1 company in the AR, VR and 3D animation areas)	—	13,929,200	2,000,000
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	172,300
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	41,450,000	5,951,526
Total	114,650,000	170,639,684	24,501,003

During the years ended December 31, 2020, 2021 and 2022, the Company totally made RMB 109,700,000, RMB 600,000 and RMB 55,462,670 (USD 7,963,511) in cost method investments, respectively.

On May 25, 2022, WiMi HK transferred 30% of the issued share capital of ICinit for a consideration of HKD 3,050,000 (approximately USD 391,186) to a third party. As a result of the transfer, the Company now owns 19% equity interest of ICinit and concluded the Company no longer has significant influence over ICinit and investment in ICinit from RMB 1,460,484 (USD 209,701) is accounted for as a cost method investment.